GOODWILL (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of roll-forward of goodwill

As of March 31,
(In thousands)	2023

Balance, beginning of year	$43,324
Tarus goodwill	538
Loss on impairment	(43,862)
Balance, end of year	$—